                  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                    Supplement dated January 2, 2003 to the
           Statement of Additional Information dated October 23, 2002

      The Statement of Additional Information is changed as follows:

1.    Effective  December 31, 2002,  Mr. Leon Levy  resigned as a Trustee of the
   Fund  and  Mr.  Clayton  Yeutter  was  elected  as  Chairman  of  the  Board,
   effective   January  1,  2003.   Therefore,   the   Statement  of  Additional
   Information  is revised by  deleting  the  biography  for Mr. Levy on page 26 and by adding the  following  to Mr.  Yeutter's  biography:  "Chairman of the
   Board of Trustees."

2.    In the  Trustee  compensation  table on page 32,  the title of  "Chairman"
   after Mr.  Levy's name is deleted and the title of  "Chairman" is added after
   Mr.  Yeutter's name. In addition,  the following  footnote is added following
   Mr. Levy's name and following Mr. Yeutter's name:

      7. Effective  January 1, 2003,  Clayton  Yeutter  became  Chairman of the Board of  Trustees  of the Board I Funds  upon the  retirement of Leon Levy.

January 2, 2003                                             PX815.006